AmericaFirst Defensive Growth Fund

Class A: DGQAX  Class U: DGQUX  Class I: DGQIX

AmericaFirst Income Trends Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

AmericaFirst Absolute Return Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX  Class C: AFISX

PROSPECTUS

NOVEMBER 1, 2012,

as revised November 21, 2012

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

1

FUND SUMMARY – AMERICAFIRST INCOME TRENDS FUND

6

FUND SUMMARY – AMERICAFIRST ABSOLUTE RETURN FUND

11

FUND SUMMARY – AMERICAFIRST QUANTITATIVE STRATEGIES FUND

17

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND

RELATED RISKS

22

HOW TO BUY SHARES

30

HOW TO REDEEM SHARES

38

DISTRIBUTION PLANS

40

VALUING FUND ASSETS

40

DIVIDENDS, DISTRIBUTIONS AND TAXES

41

MANAGEMENT

41

FINANCIAL HIGHLIGHTS

43

PRIVACY NOTICE

49

FOR MORE INFORMATION

51

FUND SUMMARY – AMERICAFIRST DEFENSIVE GROWTH FUND

Investment Objective: The Fund seeks to achieve capital appreciation through all market cycles.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses	1.97%	1.97%	1.97%
Interest Expense 0.82% Dividend Expense 0.08% Other Expenses 1.07%
Total Annual Fund Operating Expenses	3.97%	4.47%	3.47%
Fee Waiver and/or Expense Reimbursement[1]	(0.62)%	(0.62)%	(0.62)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.35%	3.85%	2.85%

1 The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.95% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2013.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$821	$1,596	$2,386	$4,435
Class U	$628	$1,514	$2,410	$4,691
Class I	$288	$1,008	$1,750	$3,707

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 492.70% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a quantitative strategy.  Equity securities include common stock, preferred stock and convertible preferred stock. The Fund strategy was developed by the Fund's investment advisor, AmericaFirst Capital Management, LLC (the “Advisor”).

The Fund seeks to select stocks of historically “defensive” companies.  Defensive companies tend to offer basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies.  The advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Under normal market conditions, the Fund will invest primarily in securities in the consumer staples and healthcare sectors. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund will also sell short equity securities in an attempt to reduce volatility and risk in unfavorable market conditions.  The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance its holdings, based on the Advisor’s quantitative models, on an at-least quarterly basis.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

Fixed Income Risk. When the Fund invests in equity securities that may convert to fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

•

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

•

Limited History of Operations. The Fund is a new mutual fund and has no history of operations.

•

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

•

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors or industries, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: No performance information is being presented because the Fund has not been in operation for a full calendar year.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by calling 1-877-217-8363 and on the Fund’s website at www.afcm-quant.com.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2011.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – AMERICAFIRST INCOME TRENDS FUND

Investment Objective: The Fund seeks to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by the standard deviation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	2.00%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses	0.68%	0.68%	0.68%
Interest Expense 0.04% Other Expenses 0.64%
Total Annual Fund Operating Expenses	2.43%	2.93%	1.93%
Fee Waiver and/or Expense Reimbursement[1]	(0.19)%	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	2.24%	2.74%	1.74%

1 The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation)in order to limit annual fund operation expenses to 2.20%, 2.70% and 1.70% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2013.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$618	$1,110	$1,627	$3,042
Class U	$472	$1,071	$1,696	$3,374
Class I	$177	$588	$1,024	$2,238

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 411.30% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a portfolio of high income common stock, preferred stock, convertible preferred stock, REITs and corporate bonds selected by applying quantitative modeling techniques that use numerous factors including (but not limited to) dividend yield, price momentum, trading volume, bid/ask spread, and price as compared to simple and exponential moving averages. The Fund rebalances on an at least quarterly basis based upon the results of the model.  Investment decisions are strictly based on the results of the quantitative model without emotion or subjective analysis.  The model upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity or credit quality.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

•

Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations.

•

Management Risk.  The Advisor's reliance on the model and portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the model's forecasts and/or the portfolio manager's judgments will produce the desired results.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

•

Real Estate Investment Trust Risk.  Investing in real estate investment trusts (“REITs”) involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 877-217-8363.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	12/31/11	3.91%
Worst Quarter:	9/30/11	(14.77)%

Year-to-date total return for the nine months ended September 30, 2012: 10.68%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2011)

Class A Shares	One Year	Since Inception(1)
Return before taxes	(15.07)%	(5.33)%
Return after taxes on distributions	(16.65)%	(7.45)%
Return after taxes on distributions and sale of Fund shares	(9.71)%	(5.60)%
Class I Shares
Return before taxes	(11.09)%	(2.23)%
Class U Shares
Return before taxes	(13.76)%	(4.51)%
Barclays Aggregate Bond Index(2)	7.84%	5.92%

(1)

The inception date of the Fund’s Class A, I and U shares is July 1, 2010.

(2)

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – AMERICAFIRST ABSOLUTE RETURN FUND

Investment Objective: The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	0.00%
Other Expenses	1.40%	1.40%	1.40%
Interest Expense 0.77% Dividend Expense 0.17% Other Expenses 0.46%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.41%	3.91%	2.91%
Fee Waiver and/or Expense Reimbursement[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	3.40%	3.90%	2.90%

1 The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The Advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses(exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) in order to limit annual fund operation expenses to 2.45%, 2.95% and 1.95% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least October 31, 2013.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$826	$1,494	$2,185	$4,008
Class U	$632	$1,412	$2,208	$4,276
Class I	$293	$900	$1,532	$3,232

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 680.35% of the average value of the portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its objective by investing in a broad range of asset classes and sectors, some of which are historically uncorrelated to the equity and fixed income markets. The Fund may also sell short equity and fixed income securities.  The Fund will invest in securities regardless of market capitalization and regardless of industry sector.  The Fund may invest in fixed income securities regardless of maturity or credit rating.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”), exchange-traded portfolios (“Exchange Traded Portfolios”) and real estate investment trusts (“REITs”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts (“UITs”) registered under the 1940 Act (commonly referred to as “ETFs”), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Closed-end funds and Exchange Traded Portfolios are collectively referred to as “Acquired Funds”. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Although not anticipated to be the case frequently, the Fund will sell equities short when the advisor's proprietary quantitative analysis indicates that current securities prices (either for an index ETF or an individual security) are overpriced and the Fund has an opportunity to achieve positive returns from shorting securities rather than holding them long.

The Fund will rebalance its holdings, based on the Advisor’s quantitative models, on an at-least quarterly basis.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

•

Commodity Related Risk. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

•

High-Yield Risk.  High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

•

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations.

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 877-217-8363.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	12/31/10	15.35%
Worst Quarter:	9/30/11	(13.89)%

Year-to-date total return for the nine months ended September 30, 2012: (1.80)%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2011)

Class A Shares	One Year	Since Inception(1)
Return before taxes	(17.16)%	(2.99)%
Return after taxes on distributions	(18.82)%	(4.05)%
Return after taxes on distributions and sale of Fund shares	(11.02)%	(3.10)%
Class I Shares
Return before taxes	(12.35)%	7.06%
Class U Shares
Return before taxes	(15.39)%	(2.15)%
S&P 500 Total Return Index(2)	2.11%	9.50%

(1)

The inception date of the Fund’s Class A and U shares is February 26, 2010.  The inception date for the Fund’s Class I shares is July 12, 2010.

(2)

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2010.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – AMERICAFIRST QUANTITATIVE STRATEGIES FUND

Investment Objective: The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A and Class C shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%
Wire Transfer Fee	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.49%	0.49%
Interest Expense 0.02% Other Expenses 0.47%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.75%	2.50%
Fee Waiver and/or Expense Reimbursement[2]	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.53%	2.28%

1  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

2 The advisor and the Trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation)in order to limit annual fund operation expenses to 1.50% and 2.25% for Class A and Class C, respectively.  These expense limitations will remain in effect until at least October 31, 2013.  This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$549	$908	$1,291	$2,362
Class C	$329	$850	$1,398	$2,891

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 346.05% of the average value of the portfolio.

Principal Investment Strategies:

The name “Quantitative Strategies” refers to the advisor’s use of objective, data-based quantitative information to make investment decisions rather than subjective or emotional investment decisions.  The “optimization process” refers to the computer-based process of analyzing and combining data from several dissimilar quantitative strategies to achieve an appropriate risk/return profile for the Fund.

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities and other investment companies including : (1) unit investment trusts (affiliated and non-affiliated) (“UITs”); (2) closed-end investment companies (“Closed-End Funds”) and (3) exchange traded-funds (“ETFs”) (collectively “Acquired Funds”).  The Fund may invest a portion of its portfolio in Acquired Funds managed by the advisor.

Securities are selected using the advisor's Portfolio Optimization Tool (“Optimizer”).  The Optimizer selects from a starting universe of the advisor's proprietary models and seeks to create a portfolio of low correlated investment strategies.  The optimization process is based on over twenty years of price momentum history. The advisor will sell a security when the security no longer meets the selection criteria, as part of the periodic evaluation process used to replace lower performing securities in the portfolio with more attractive securities, or when a security meets its target valuation.  The Fund will invest in equity securities regardless of market capitalization.  The Fund may invest in fixed income securities regardless of maturity or credit rating.  ETFs in which the Fund may invest include those providing exposure to particular segments of the securities markets including commodities, certain industries or sectors, securities index tracking ETFs and on occasion inverse ETFs.

The Fund will rebalance its holdings, based on the Advisor’s quantitative models, on an at-least quarterly basis.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.

•

Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

•

Commodity Related Risks. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities due to changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.

•

Fixed Income Risk. When the Fund invests in fixed income securities, or Acquired Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk.  The advisor's reliance on the Optimizer model and the portfolio manager's judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors, Acquired Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Optimizer model and/or portfolio manager's judgments will produce the desired results.

•

Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•

Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  Real Estate Investment Trusts (“REITs”) are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

•

Small and Medium (Mid) Capitalization Stock Risk.  The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

•

Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•

Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth.

•

Tracking Risk.  Investment in the Fund should be made with the understanding that the Acquired Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•

Turnover Risk:  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund’s inception.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index.  The sales charge is reflected in the table, and if it was not included, the return would be more than that shown.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 877-217-8363.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	6/30/09	32.01%
Worst Quarter:	9/30/08	(35.91)%

Year-to-date total return for the nine months ended September 30, 2012: 15.24%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2011)

Class A Shares	One Year	Since Inception(1)
Return before taxes	(4.81)%	(7.24)%
Return after taxes on distributions	(10.02)%	(9.81)%
Return after taxes on distributions and sale of Fund shares	(3.09)%	(7.40)%
Class C Shares
Return before taxes	(2.59)%	(7.24)%
S&P 500 Total Return Index(2)	2.11%	(2.32)%

(1)

The inception date of the Fund’s Class A and C Shares is September 28, 2007.

(2)

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor:  AmericaFirst Capital Management, LLC is the Fund's investment advisor.

Portfolio Manager:  Rick Gonsalves, the co-founder and President of the Advisor, serves as the Fund's Portfolio Manager.  He has served the Fund in this capacity since the Fund commended operations in 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change a Fund's investment objective, shareholders will be given 60 days’ advance notice.

Fund	Investment Objective
AmericaFirst Defensive Growth Fund	The Fund seeks to achieve capital appreciation through all market cycles.
AmericaFirst Income Trends Fund	The Fund seeks to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by the standard deviation.
AmericaFirst Absolute Return Fund	The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.
AmericaFirst Quantitative Strategies Fund	The Fund seeks to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s main investment strategies described in this prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  You should note, however, that the Fund may use other non-principal strategies and invest in other securities not described in this prospectus, which are disclosed in detail in the Fund’s Statement of Additional Information (“SAI”).  For a copy of the SAI please call toll free at 877-217-8363 or visit the Funds’ website at www.afcm-quant.com.

AmericaFirst Defensive Growth Fund

The Fund seeks to achieve its objective by investing in a portfolio of defensive, non-cyclical equity securities of foreign and domestic companies selected by applying a quantitative strategy. Equity securities include common stock, preferred stock and convertible preferred stock. The fund strategy was developed by the Fund's investment advisor, AmericaFirst Capital Management, LLC.

The Fund seeks to select stocks of historically “defensive” companies.  Defensive companies tend to produce basic consumer necessities where consumer demand tends to be unaffected even in poor economic conditions and therefore may have the ability to weather economic downturns better than non-defensive companies. The advisor believes that sales and earnings growth of stocks of these defensive companies may remain relatively constant regardless of the ups and downs of the economy due to the generally stable demand for these company’s products. Under normal market conditions, the Fund will invest primarily in securities in the consumer staples and healthcare sectors. These sectors generally are comprised of companies that are defensive in nature and are selected in an effort to provide capital appreciation while reducing overall portfolio volatility.

The Fund will also sell short equity securities in an attempt to reduce volatility and risk in unfavorable market conditions.  The Fund will invest in securities of companies regardless of market capitalization.  The Fund will rebalance its holdings, based on the Advisor’s quantitative models, on an at-least quarterly basis.

The long positions are selected by applying a quantitative strategy that considers such factors as price momentum, financial strength ratios, liquidity ratios and balance sheet ratios.  The Fund holds these securities on an equally-weighted basis at the time of purchase. The short positions are selected by applying a quantitative strategy that considers relative strength, price momentum, valuation ratios and technical indicators that can be backtested.  As with the long holdings, the short holdings are held on an equally-weighted basis at the time of purchase.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

AmericaFirst Income Trends Fund

The Fund seeks to achieve its objective by investing in a portfolio of high income common stock, preferred stock, convertible preferred stock, REITs and corporate bonds selected by applying quantitative modeling techniques that use numerous factors including (but not limited to) dividend yield, price momentum, trading volume, bid/ask spread, and price as compared to simple and exponential moving averages. Preferred securities consist of preferred stocks, trust preferred securities, convertible preferred stocks and other similar securities that typically have priority to corporate income over common stocks but are subordinated to bonds and other debt instruments in a company's capital structure.

The Fund rebalances on an at least quarterly basis based upon the results of the model.  Investment decisions are strictly based on the results of the quantitative model without emotion or subjective analysis.  The model upon which the Fund is based was developed by the Fund’s advisor, AmericaFirst Capital Management, LLC.  The Fund invests without restriction as to issuer capitalization, maturity or credit quality.

AmericaFirst Absolute Return Fund

The Fund seeks to achieve its objective by investing in a broad range of asset classes and sectors, some of which are historically uncorrelated to the equity and fixed income markets. The Fund may also sell short equity and fixed income securities.  The Fund will invest in securities regardless of market capitalization and regardless of industry sector.  The Fund may invest in fixed income securities regardless of maturity or credit rating.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, fixed income securities (i.e., bonds) of domestic or foreign issuers, closed-end management investment companies (“closed-end funds”) and exchange-traded portfolios (“Exchange Traded Portfolios”). For purposes of the strategy, we define Exchange Traded Portfolios to include open-end funds and unit investment trusts (“UITs”) registered under the 1940 Act (commonly referred to as “exchange-traded funds” or “ETFs”), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange. Closed-end funds and Exchange Traded Portfolios are collectively referred to as “Acquired Funds”. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Although not anticipated to be the case frequently, the Fund will sell equities short when the advisor's proprietary quantitative analysis indicates that current securities prices (either for an index ETF or an individual security) are overpriced and the Fund has an opportunity to achieve positive returns from shorting securities rather than holding them long term.

The strategy quantitative analysis is performed on an at least quarterly basis. Securities and Acquired Funds are sold when the asset class/sector index that they represent are no longer included in the top 5 indices as determined by the advisor's quantitative models.

Domestic Equity (Long & Short)	Domestic Income
Basic Materials	Convertible Bonds
Consumer Goods	Preferred Stock
Consumer Services	US Domestic High Yield
Financial Services	US Domestic High Grade
Healthcare	US Domestic Interm. Term Govt.
Industrials	US Money Market
Oil & Gas
Technology	International Income
Telecommunications	Emerging Market Income
Utilities	Global (Established Market) Income
MicroCap

Alternative
International Equity	Gold
Latin America	US Dollar
Europe	Base Metals
Australia	Crude Oil
Asia	Agricultural Commodities
Real Estate

AmericaFirst Quantitative Strategies Fund

The Fund intends to achieve its investment objective by investing, under normal circumstances, in individual equity and fixed income securities and other investment companies including: (1) unit investment trusts (affiliated and non-affiliated) (“UITs”); (2) closed-end investment companies (“Closed-End Funds”) and (3) exchange traded-funds (“ETFs”) (collectively “Acquired Funds”).  The Fund may invest a portion of its portfolio in Acquired Funds managed by the advisor.  Securities are selected using the advisor's Portfolio Optimization Tool (“Optimizer”).  The Optimizer selects from a starting universe of AmericaFirst proprietary models and seeks to create a portfolio of low correlated investment strategies.  The optimization process is based on over twenty years of price momentum history.

The Fund will sell a security when the security no longer meets the selection criteria, as part of the periodic evaluation process used to replace lower performing securities in the portfolio with more attractive securities, or when a security meets its target valuation.

Temporary Defensive Positions

From time to time, a Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, a Fund may hold all or a portion of their respective assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund will bear its pro-rata portion of such money market funds’ advisory fees and operational fees.  While a Funds is in a defensive position, the opportunity to achieve its investment objective will be limited.  The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that a Fund will achieve its goal. Each Fund's net asset value and returns will vary and you could lose money on your investment in the Fund.  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Fund is not a complete investment program.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund's Fund Summary section of the Prospectus.

Risks	Income Trends Fund	Absolute Return Fund	Quantitative Strategies Fund	Defensive Growth Fund
Acquired Funds Strategy Risk		●	●
Commodity Related Risks		●	●
Consumer Staples Sector Risk				●
Credit Risk	●	●	●	●
Fixed Income Risk	●	●	●	●
Foreign and Currency Exposure Risk		●		●
Healthcare Sector Risk				●
High Yield Risk		●
Interest Rate Risk	●
Limited History of Operations	●	●		●
Liquidity Risk		●	●
Management Risk	●	●	●	●
Non-Diversification Risk				●
Preferred Stock Risk	●	●	●	●
Real Estate Risk	●	●	●
Security Risk	●	●	●	●
Short Selling Risk				●
Small and Medium (Mid) Capitalization Stock Risk	●	●	●	●
Stock Market Risk	●	●	●	●
Stock Value Risk		●	●	●
Tracking Risk		●	●
Turnover Risk	●	●	●	●

•

Acquired Fund Strategy Risk.  Each Acquired Fund is subject to specific risks, depending on the nature of the Acquired Fund.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.  Additionally, UITs may be subject to greater liquidity risk than other types of Acquired Funds if the trust were unable to liquidate its portfolio securities to meet redemption requests at prices at or near those used to calculate the trust's net asset value.  ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

•

Commodity Related Risks. The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts, commodity-based mutual funds, and commodity-based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in consumer spending, competition, demographics and consumer preferences. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.  This sector can also be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions. Certain companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Credit Risk.  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  The Fund may invest, directly or indirectly, in “junk bonds,” which the Fund defines as those rated below Baa3 by Moody's or equivalently by another Nationally Recognized Statistical Rating Agency, or determined by the advisor to be of similar quality.  Such securities are speculative investments that carry greater risks than higher quality debt securities.

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Fixed Income Risk. When a Fund invests in Acquired Funds that own bonds, in fixed income securities directly or in an equity security that may convert to a fixed income security, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.  In addition, a Fund may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

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Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.   Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Companies in the healthcare sector are heavily dependent on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Companies in the healthcare sector are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of healthcare through outpatient services. Many new products are subject to regulatory approval and the process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, at times, may result in price discounting. Additionally, the profitability of some healthcare companies may be dependent on a relatively limited number of products and their products can become obsolete due to industry innovation, changes in technologies or other market developments. In addition, companies in the healthcare sector may be thinly capitalized and therefore may be susceptible to product obsolescence.

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High-Yield Risk.  High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

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Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations.

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Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

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Non-diversification Risk. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, political, technological or regulatory occurrence than the portfolio of a diversified fund.

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Preferred Stock Risk.  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.  Preferred stock prices tend to move more slowly upwards than common stock prices.

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Real Estate Risk.  The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and the direct ownership of real estate.  These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.  Real Estate Investment Trusts (“REITs”) are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

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Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio.

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Short Selling Risk. If a security that is sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and may be forced to borrow the specified securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover any short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

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Small and Medium (Mid) Capitalization Stock Risk.  To the extent the Fund invests in the stocks of small and mid-sized companies, the Fund may be subject to additional risks.  The earnings and prospects of these companies are more volatile than larger companies.  These companies may experience higher failure rates than larger companies.  Small- and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small- and mid-sized companies may have limited markets, product lines or financial resources and may lack management experience.

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Stock Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Stock Value Risk.  Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing only stocks of a particular market cap, industry or investment strategy).

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Tracking Risk.  Investment in the Fund should be made with the understanding that the Underlying Funds in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Underlying Funds in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the ETFs' and Underlying Funds ability to track their applicable indices.

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Turnover Risk.  Because the Fund will rebalance its holdings on an at least quarterly basis, the Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Portfolio Holdings Disclosure Policies

A description of the Funds' policies regarding disclosure of the securities in the Funds' portfolios is found in the Statement of Additional Information.

HOW TO BUY SHARES

Purchasing Shares

You may buy shares on any business day.  This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The Funds calculate their net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  Each Fund's NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

Purchases orders received in “proper form” by the Funds' transfer agent before the close of trading on the NYSE will be processed at the NAV next calculated after your order is received.  On occasion, the NYSE closes before 4:00 p.m. ET.  When that happens, purchase orders received after the NYSE closes will be processed the following business day.  To be in “proper form,” the purchase order must include:

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Fund name and account number;

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Account name(s) and address;

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The dollar amount or number of shares you wish to purchase.

Multiple Classes

The Funds offer multiple classes of shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Not all share classes may be available in all states.

Class A Shares

You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions.  Class A shares are subject to a 12b-1 fee which is lower than the 12b-1 fee for the Class C or Class U shares.  The up-front Class A sales charge and the commissions paid to dealers are as follows:

Absolute Return Fund and Defensive Growth Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	5.00%	5.26%	4.50%
$100,000 but less than $250,000	4.00%	4.17%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Income Trends Fund Class A:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	0.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Quantitative Strategies Fund Class A

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.50%
$50,000 but less than $100,000	3.50%	3.63%	3.00%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds' advisor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

Class U Shares

You can buy Class U shares at the public offering price, which is the NAV plus an up-front sales charge.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class U shares acquired through reinvestment of dividends and capital gains distributions. Class U shares are subject to an annual 12b-1 fee of 1.00%, payable to the advisor or selected dealers. Because Class U shares pay a higher 12b-1 fee than Class A shares, Class U shares have higher ongoing expenses than Class A shares. The up-front Class U sales charge and the commissions paid to dealers are as follows:

Absolute Return Fund and Defensive Growth Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but less than $250,000	2.00%	2.04%	1.75%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

Income Trends Fund Class U:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $100,000	2.00%	2.04%	1.75%
$100,000 but less than $250,000	1.50%	1.52%	1.25%
$250,000 but less than $500,000	1.00%	1.01%	0.75%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 and above (1)	0.00%	0.00%	0.00%

(1) In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy shares without an initial sales charge.  The Funds' distributor may pay a commission up to 1.00% out of its own resources to broker-dealers who initiate and are responsible for the purchase of shares of $1 million or more.

How to Reduce Your Sales Charge

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A and Class U shares.

Class A and Class U Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more for the Quantitative Strategies Fund and $100,000 or more for the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent:  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in the Funds, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent, which may be signed at any time within 90 days after the first investment to be included under the Letter of Intent.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

Rights of Accumulation:  You may add the current value of all of your existing Fund shares of the same class to determine the front-end sales charge to be applied to your current Class A or Class U purchase.  Only balances currently held entirely in the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A or Class U sales charge.  You may include the value of the Fund's investments held by the members of your immediately family, including the value of the Fund's investments held by you or them in individual retirement plans, such as individual retirement accounts (“IRAs”), provided such balances are also currently held entirely in the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day's NAV.  If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current broker-dealer.

Investments of $1 Million or More:  With respect to Class A and Class U shares, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A or Class U shares without an initial sales charge. However, you may be subject to a 1.00% CDSC on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The CDSC for these Class A and Class U shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A and Class U Sales Charge Waivers: Each Fund may sell Class A and Class U shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including: (1) investment advisory clients or investors referred by the Fund's advisor or its affiliates; (2) officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (3) the Fund's advisor or its affiliates and certain employee benefit plans for employees of the Fund's investment; (4) employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the advisors; (5) fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients; (6) broker-dealers who have entered into selling agreements with the Fund's advisor for their own accounts; and (7) participants in no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Funds.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements.  Additional information is available by calling 877-217-8363.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Funds may modify or discontinue these programs at any time.

Class C Shares

Sales of Class C shares are subject to a 1.00% front-end sales charge. Class C shares are subject to an annual 12b-1 fee of 1.00%. Because Class C shares pay a higher 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares purchased prior to September 9, 2011 are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions) to recover Commissions paid to your broker-dealer.  The CDSC for these Class C shares is based on the NAV at the time of purchase. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. Class C shares purchased on or after September 9, 2011 are not subject to a CDSC.

Class I Shares

Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.

Opening an Account

You may purchase shares directly through the Funds' transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Funds for the first time, please call toll-free 877-217-8363 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Funds' transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

AmericaFirst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street,

Omaha NE 68130

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Funds (or Funds' agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the appropriate Fund.  Your investment in the Funds should be intended to serve as a long-term investment vehicle.  The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Funds reserve the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Funds also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Funds' transfer agent, at 877-217-8363 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Funds, the custodian and the transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent.  The Funds presently do not charge a fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in the Funds is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds' transfer agent to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Funds at 877-217-8363.

Additional Investments

The minimum subsequent investment in the Funds is $50.  You may purchase additional shares of the Funds by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 877-217-8363 or by writing to the Funds at:

AmericaFirst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street,

Omaha NE 68130

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Funds.  If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Funds.

The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  The Funds are deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. To the extent that a Fund significantly invests in small or mid-capitalization equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy applies uniformly to all Fund shareholders.  Additionally, each Fund assesses a 1% redemption fee for short-term trading of shares sold within 90 days of purchase.  While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker, to the Funds upon request.  If the Funds become aware of market timing in an omnibus account, they will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition, the Funds reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Funds or their shareholders or if the Funds think that trading is abusive.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Funds' transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV.  Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Funds may be redeemed by mail or telephone.  You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee.  A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Funds at no charge by mail.  Your request, in proper form, should be addressed to:

AmericaFirst Funds

c/o Gemini Fund Services, LLC

17605 Wright Street,

Omaha NE 68130

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Funds may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request.  The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 877-217-8363 if you have questions.  At the discretion of the Funds, you may be required to furnish additional legal documents to insure proper authorization.  The Funds will not make checks payable to any person other than the shareholder(s) of record or a financial intermediary for the benefit of the shareholder(s) or record.

By Telephone.  You may redeem any part of your account in the Funds by calling the transfer agent at 877-217-8363.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Funds, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

Redemption Fee and CDSC.  Each Fund charges a 1% redemption fee on shares sold with 90 days of purchase.  The redemption fee is not charged when shares are exchanged between Funds in the same share class. Shareholders in the Funds who redeem Class C shares purchased prior to September 9, 2011 less than one year after the date of purchase may be assessed a 1.00% CDSC on the shares redeemed.  Shareholders in the Funds who purchased $1 million or more Class A or Class U shares and did not pay a front-end sales charge may be assessed a 1.00% CDSC on shares redeemed less than 12 months after the date of their purchase.

The Funds use a “first in, first out” method for calculating the CDSC.  This means that shares held the longest will be redeemed first, and shares held the shortest time will be redeemed last.  The CDSC is paid to the advisor to reimburse expenses incurred in providing distribution-related services to the Funds.

The Funds reserve the right to modify or eliminate the CDSC or waivers at any time.  If there is a material change to a Fund's redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.  The Statement of Additional Information contains further details about the redemption fee and CDSC and the conditions for waiving these fees.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 877-217-8363.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Funds may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Funds may determine from time to time.  You may increase the value of your shares in the Funds to the minimum amount within the 30-day period.  All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

DISTRIBUTION PLANS

The Funds have adopted distribution and service plans under Rule 12b-1 of the 1940 Act that allow the Funds to pay distribution and/or service fees in connection with the distribution of its Class A, Class U and Class C shares and for services provided to shareholders.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

Under the Funds' Plan related to the Class A Shares, the Funds may incur an annual fee of up to 0.50% of the average daily net assets of the Fund's Class A Shares for shareholder services and distribution related expenses. The Quantitative Strategies Fund is currently incurring a 12b-1 fee of up to 0.25% of the average daily net assets of its Class A shares and the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund are currently incurring a 12b-1 fee of up to 0.50% of the average daily net assets of its Class A shares. A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Class U Shares

Under the Fund's Plan related to the Class U Shares, the Funds incur an annual fee of up to 1.00% of the average daily net assets of the Fund's Class U Shares.  A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Class C Shares

Under the Fund's Plan related to the Class C Shares, the Fund incurs an annual fee of up to 1.00% of the average daily net assets of the Fund's Class C Shares.  A portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

VALUING FUND ASSETS

The Funds' assets are generally valued at their market value.  If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the advisor will value the Funds' assets at their fair value according to policies approved by the Funds' Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the advisor may need to price the security using the Funds' fair value pricing guidelines. If a security, such as a small cap security, is so thinly traded that reliable market quotations are unavailable, the advisor may need to price the security using fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short term traders.  The Funds may use pricing services to determine market value.  The Funds' NAV is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders.  These distributions are automatically reinvested in the Funds unless you request cash distributions on your application or through a written request to the Funds.  The Funds expect that its distributions will consist of both capital gains and dividend income.  The Funds may make distributions of their net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  A Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.  Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

MANAGEMENT

Advisor

AmericaFirst Capital Management, LLC (the “Advisor”), a California limited liability company located at 8150 Sierra College Blvd., Suite 290, Roseville, CA, serves as advisor to the Funds. The Advisor was formed in January 2007 and has been advising the Funds since their inception.  Management of the Funds and unit investment trusts is currently its primary business.  Under the terms of the management agreement, the Advisor is responsible for formulating the Funds' investment policies, making ongoing investment decisions and directing portfolio transactions.

Portfolio Manager

Rick Gonsalves is the co-founder and President of the Advisor.  Mr. Gonsalves co-founded the Advisor in January 2007.  He currently serves as the Advisor's President and Chief Executive Officer, positions he has held since the Advisor's inception.  From 2003 to 2008, he operated Renaissance Investment Services (a company that provided services to broker representatives), for which he acted as President and CEO after the business was incorporated in 2005.  He was a registered broker representative of Brecek & Young Advisors, Inc. from January 2007 to December 2007, and WRP Investments, Inc. from September 2005 to December 2006.  Mr. Gonsalves has been the portfolio manager for the Funds since their inception.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed and ownership of securities in his managed Funds.

Management Fees

The Advisor is entitled to receive fees equal to 1.00% of the average daily net assets of the Quantitative Strategies Fund, 1.50% of the average daily net assets of the Absolute Return Fund and Defensive Growth Fund and 1.25% of the average daily net assets of the Income Trends Fund.  For the fiscal year ended June 30, 2012, the Advisor received advisory fees as a percentage of average net assets after fee waivers and recoupments equal to 0.88% of the Defensive Growth Fund, 1.07% of the Income Trends Fund, 1.49% of the Absolute Return Fund, and 0.78% of the Quantitative Strategies Fund. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; acquired fund expenses and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the Quantitative Strategies Fund, at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the Absolute Return Fund and Defensive Growth Fund and at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the Income Trends Fund through October 31, 2013.  The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Funds' shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Quantitative Strategies Fund and Absolute Return Fund is available in the Trust's annual report to shareholders for the period ended June 30, 2010. A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Income Trends Fund is available in the Trust's semi-annual report to shareholders for the period ended December 31, 2010. A discussion regarding the basis of the Board of Trustees' approval of the management agreement with the Advisor with respect to the Defensive Growth Fund is available in the Trust's annual report to shareholders for the period ended June 30, 2011.

The Advisor also receives management fees from the affiliated UITs in which the Funds may invest.  The Advisor is entitled to receive a fee equal to approximately 0.50% of the net assets of each affiliated UIT that it advises.  These fees are paid by the UIT to Gemini Fund Services, LLC as the depositor/sponsor of each UIT who, in turn pays, the Advisor a portion of the creation and development fee charged to the UIT.  Gemini Fund Services, LLC is also the Funds' Distributor.

FINANCIAL HIGHLIGHTS

AmericaFirst Defensive Growth Fund

The financial highlights tables are intended to help you understand the AmericaFirst Defensive Growth Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

AmericaFirst Income Trends Fund

The financial highlights tables are intended to help you understand the AmericaFirst Income Trends Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

AmericaFirst Absolute Return Fund

The financial highlights tables are intended to help you understand the AmericaFirst Absolute Return Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

America First Absolute Return Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Period

| | Class A | | | Class I | | Class U | | |
|---|---|---|---|---|---|---|---|---|
| | For the Year Ended June 30, 2012 | For the Year Ended June 30, 2011 | For the Period Ended June 30, 2010(1) | For the Year Ended June 30, 2012 | For the Period Ended June 30, 2011(2) | For the Year Ended June 30, 2012 | For the Year Ended June 30, 2011 | For the Period Ended June 30, 2010(1) |
| **Net asset value, beginning of period** | $ 10.80 | $ 8.73 | $ 10.00 | $ 10.85 | $ 9.07 | $ 10.72 | $ 8.72 | $ 10.00 |
| **Investment operations:** | | | | | | | | |
| Net investment loss | (0.11) | (0.09) | (0.01) | (0.07) | (0.01) | (0.16) | (0.13) | (0.03) |
| Net realized and unrealized gain (loss) on inv | (0.76) | 2.16 | (1.26) | (0.76) | 1.79 | (0.75) | 2.13 | (1.25) |
| **Total from investment operations** | (0.87) | 2.07 | (1.27) | (0.83) | 1.78 | (0.91) | 2.00 | (1.28) |
| **Distributions from:** | | | | | | | | |
| Net investment income | - | - | - | - | - | - | - | - |
| Net realized gain | (0.62) | - | - | (0.62) | - | (0.62) | - | - |
| **Total distributions** | (0.62) | - | - | (0.62) | - | (0.62) | - | - |
| **Paid in Capital from Redemption Fees** | - (c) | - (c) | - | - (c) | - (c) | - (c) | - (c) | - |
| **Net asset value, end of period** | $ 9.31 | $ 10.80 | $ 8.73 | $ 9.40 | $ 10.85 | $ 9.19 | $ 10.72 | $ 8.72 |
| **Total return**(a) | (8.10)% | 23.71% | (12.70)% | (7.68)% | 19.63% | (8.54)% | 22.94% | (12.80)% |
| **Ratios/Supplemental Data** | | | | | | | | |
| Net assets, end of period (in 000's) | $ 22,113 | $ 42,773 | $ 34,043 | $ 4,890 | $ 13,774 | $ 21,385 | $ 47,319 | $ 30,751 |
| Ratio of expenses to average net assets:(b) | | | | | | | | |
| Before fees waived and expenses absorb | 3.41% | 2.40% | 2.78% (e) | 2.86% | 1.90% (e) | 3.90% | 2.90% | 3.28% (e) |
| After fees waived and expenses absorbe | 3.41% | 2.46% | 2.45% (e) | 2.86% | 1.96% (e) | 3.90% | 2.96% | 2.95% (e) |
| Ratio of net investment loss to average net assets:(b) | | | | | | | | |
| Before expense reimbursement (d) | (1.15)% | (0.71)% | (0.97)% (e) | (0.72)% | (0.02)% (e) | (1.68)% | (1.21)% | (1.47)% (e) |
| After expense reimbursement (d) | (1.15)% | (0.77)% | (0.64)% (e) | (0.72)% | (0.08)% (e) | (1.68)% | (1.27)% | (1.14)% (e) |
| Portfolio turnover rate | 680.35% | 575.17% | 347.59% (f) | 680.35% | 575.17% (f) | 680.35% | 575.17% | 347.59% (f) |

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming re

(b) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c) Less than $0.01 per share.

(d) The ratios include 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.17% for the year

(e) Annualized.

(f) Not annualized.

(1) The AmericaFirst Absolute Return Fund Class A and Class U commenced operations on February 26, 2010.

(2) The AmericaFirst Absolute Return Fund Class I commenced operations on July 12, 2010.

AmericaFirst Quantitative Strategies Fund

The financial highlights tables are intended to help you understand the AmericaFirst Quantitative Strategies Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

PRIVACY NOTICE

AMERICAFIRST DEFENSIVE GROWTH FUND

AMERICAFIRST INCOME TRENDS FUND

AMERICAFIRST ABSOLUTE RETURN FUND

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

(the “AmericaFirst Funds”)

Rev. May 2011

FACTS	WHAT DO THE AMERICAFIRST FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AmericaFirst Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do the AmericaFirst Funds share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-217-8363

PRIVACY NOTICE

Page 2

Who we are:
Who is providing this notice?

This notice is provided by the AmericaFirst Defensive Growth Fund,

AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund and AmericaFirst Quantitative Strategies Fund, each an open-end series (mutual fund) of a registered investment management company.

What we do:
How do the AmericaFirst Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the AmericaFirst Funds collect my personal information?

We collect your personal information, for example, when you

•

open and account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and non-financial companies.

•

Our affiliates include financial companies, such as Catalyst Funds and its series other than the AmericaFirst Funds, AmericaFirst Capital Management, LLC and each company listed under “Principal Shareholders”  in our most recent Statement of Additional Information filed with the U.S. Securities and Exchange Commission  as being deemed to control one or more of the AmericaFirst Funds.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The AmericaFirst Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The AmericaFirst Funds do not jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates.  The annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of each Fund's latest annual fiscal year end.

Call the Funds at 877-217-8363 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Funds and to make shareholder inquiries. You may also obtain this information from the Funds' internet site at www.afcm-quant.com.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-21872